PGIM Income Builder Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares		Value
Long-Term Investments 98.7%
Affiliated Exchange-Traded Funds 20.5%
PGIM Active Aggregate Bond ETF		522,500	$22,161,681
PGIM Active High Yield Bond ETF		756,600	26,491,441

Total Affiliated Exchange-Traded Funds (cost $54,781,139)(wa)			48,653,122
Affiliated Mutual Funds — 57.6%
Domestic Equity — 26.4%
PGIM Jennison MLP Fund (Class R6)		3,604,056	30,201,991
PGIM Real Estate Income Fund (Class R6)		4,403,748	32,411,583
			62,613,574
Fixed Income — 21.5%
PGIM Core Conservative Bond Fund (Class R6)		1,721,691	14,909,842
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		5,141,519	36,093,463
			51,003,305
International Equity — 9.7%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		37,922	461,130
PGIM Quant Solutions International Equity Fund (Class R6)		2,831,379	22,509,463
			22,970,593

Total Affiliated Mutual Funds (cost $119,446,923)(wa)			136,587,472
Common Stocks 15.0%
Aerospace & Defense 0.7%
RTX Corp.		4,292	504,267
Safran SA (France)		5,242	1,151,629
			1,655,896
Automobile Components 0.1%
Aptiv PLC*		2,243	155,642
Banks 1.1%
Citigroup, Inc.		12,831	832,475
JPMorgan Chase & Co.		3,677	782,466
Truist Financial Corp.		24,132	1,078,459
			2,693,400
Beverages 0.2%
Coca-Cola Co. (The)		5,569	371,675

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Biotechnology 1.2%
AbbVie, Inc.		8,537	$1,582,077
Amgen, Inc.		4,059	1,349,495
			2,931,572
Chemicals 0.2%
PPG Industries, Inc.		4,397	558,331
Commercial Services & Supplies 0.3%
Waste Management, Inc.		2,974	602,711
Communications Equipment 0.2%
Cisco Systems, Inc.		7,980	386,631
Consumer Finance 0.2%
American Express Co.		1,994	504,562
Consumer Staples Distribution & Retail 0.5%
Walmart, Inc.		15,620	1,072,157
Diversified Telecommunication Services 0.5%
AT&T, Inc.		40,186	773,581
BCE, Inc. (Canada)		14,729	496,809
			1,270,390
Electric Utilities 0.1%
FirstEnergy Corp.		3,788	158,755
Xcel Energy, Inc.		1,738	101,291
			260,046
Entertainment 0.4%
Electronic Arts, Inc.		5,749	867,754
Financial Services 0.3%
Visa, Inc. (Class A Stock)		2,762	733,780
Food Products 0.2%
Kraft Heinz Co. (The)		12,245	431,146

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Ground Transportation 0.3%
Canadian National Railway Co. (Canada)		2,918	$337,758
Union Pacific Corp.		1,490	367,628
			705,386
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp.*		15,920	1,176,170
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.		1,823	483,824
Household Products 0.2%
Procter & Gamble Co. (The)		2,816	452,700
Independent Power & Renewable Electricity Producers 0.8%
RWE AG (Germany)		8,875	331,223
Vistra Corp.		19,547	1,548,513
			1,879,736
Industrial REITs 0.4%
Prologis, Inc.		7,301	920,291
Insurance 0.4%
MetLife, Inc.		13,532	1,039,934
IT Services 0.4%
International Business Machines Corp.		4,863	934,377
Life Sciences Tools & Services 0.2%
Danaher Corp.		1,317	364,914
Machinery 0.5%
Caterpillar, Inc.		1,180	408,516
Parker-Hannifin Corp.		1,452	814,804
			1,223,320
Metals & Mining 0.1%
Arch Resources, Inc.		1,516	222,170
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.		14,525	289,774

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares		Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.8%
Phillips 66		7,561	$1,099,974
Shell PLC, ADR		8,205	600,770
Williams Cos., Inc. (The)		4,359	187,176
			1,887,920
Pharmaceuticals 0.9%
AstraZeneca PLC (United Kingdom), ADR		14,133	1,118,627
Eli Lilly & Co.		1,350	1,085,764
			2,204,391
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.		5,334	1,131,875
Broadcom, Inc.		9,642	1,549,277
Intel Corp.		11,589	356,246
Lam Research Corp.		1,139	1,049,292
			4,086,690
Software 0.2%
Microsoft Corp.		1,406	588,200
Specialized REITs 0.2%
Digital Realty Trust, Inc.		3,620	541,154
Specialty Retail 0.4%
O’Reilly Automotive, Inc.*		817	920,220
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.		5,309	1,179,023

Total Common Stocks (cost $23,923,408)			35,595,887
Preferred Stock 0.3%
Electric Utilities
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25 (cost $775,661)		15,911	702,630
Unaffiliated Exchange-Traded Funds 5.3%
Invesco Preferred ETF(a)		199,588	2,315,221
iShares 0-5 Year High Yield Corporate Bond ETF		54,500	2,328,785
iShares iBoxx High Yield Corporate Bond ETF		8,000	628,320

PGIM Income Builder Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares		Value
Unaffiliated Exchange-Traded Funds (Continued)
SPDR Bloomberg Convertible Securities ETF		97,250	$7,152,737

Total Unaffiliated Exchange-Traded Funds (cost $12,076,093)			12,425,063

Total Long-Term Investments (cost $211,003,224)			233,964,174

Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund		2,091,227	2,091,227
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $2,291,951; includes $2,282,015 of cash collateral for securities on loan)(b)		2,293,328	2,291,952

Total Short-Term Investments (cost $4,383,178)(wa)			4,383,179

TOTAL INVESTMENTS 100.6% (cost $215,386,402)			238,347,353
Liabilities in excess of other assets (0.6)%			(1,350,937)

Net Assets 100.0%			$236,996,416

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,224,880; cash collateral of $2,282,015 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).